CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 132,986,538	$ 43,327,868	[1]	$ 318,920,359	$ 76,495,611	[1]
Revenue from third parties							$ 125,365,751	$ 35,185,508
Revenue from related party							18,973,054
Total revenue							144,338,805	35,185,508
Cost of revenue from third parties	49,603,626	43,272,723		72,884,557	72,615,141
Cost of revenue from related parties	81,850,378			244,110,132
Cost of revenue							137,188,353	35,551,198
Gross profit	1,532,534	55,145	[1]	1,925,670	3,880,470	[1]	7,150,452	(365,690)
Operating expenses:
Selling, general and administrative expenses	8,790,167	2,992,230	[1]	12,528,166	4,337,076	[1]	12,848,184	10,898,323
Research and development expense	679,587			725,609			406,845
Professional fees	640,365	777,583	[1]	1,353,298	1,048,525	[1]	3,153,697	1,400,139
Depreciation and amortization	13,020	61,100	[1]	23,225	257,320	[1]	306,801	505,028
Impairment of other intangible assets (Note 8)		63,621	[1]		63,621	[1]	216,468	2,018,628
Earn-out share award expense (Note 13)								13,700,000
Total operating expenses	10,123,139	3,894,534	[1]	14,630,298	5,706,542	[1]	16,931,995	28,522,118
Loss from operations	(8,590,605)	(3,839,389)	[1]	(12,704,628)	(1,826,072)	[1]	(9,781,543)	(28,887,808)
Interest and other income (expense):
Interest expense, net	(28,137)	(3,448)	[1]	(56,172)	(44,750)	[1]	(95,658)	(254,725)
Change in fair value of warrant liabilities		26,117	[1]		(243,999)	[1]	(112,642)	324,432
Equity in loss of equity method investees	(10,691)	(33,090)	[1]	(30,434)	(76,836)	[1]	(129,193)	(31,557)
Impairment of equity method investments								(38,448)
Others	18,512	(11,030)	[1]	367,500	(110,600)	[1]	(73,833)	57,017
Loss before income taxes and non-controlling interest	(8,610,921)	(3,860,840)	[1]	(12,423,734)	(2,302,257)	[1]	(10,192,869)	(28,831,089)
Income tax benefit	0	0	[1]	0	0	[1]		330,124
Net loss	(8,610,921)	(3,860,840)	[1]	(12,423,734)	(2,302,257)	[1]	(10,192,869)	(28,500,965)
Net loss attributable to non-controlling interest	290,897	57,221	[1]	382,341	631,633	[1]	357,268	2,092,991
Net loss attributable to Seven Stars Cloud shareholders	$ (8,320,024)	$ (3,803,619)	[1]	$ (12,041,393)	$ (1,670,624)	[1]	$ (9,835,601)	$ (26,407,974)
Basic and diluted loss per share (in dollars per share)							$ (0.16)	$ (0.73)
Basic (in dollars per share)	$ (0.12)	$ (0.06)	[1]	$ (0.17)	$ (0.03)	[1]	(0.16)	(0.73)
Diluted (in dollars per share)	$ (0.12)	$ (0.06)	[1]	$ (0.17)	$ (0.03)	[1]	$ (0.16)	$ (0.73)
Weighted average shares outstanding:
Basic and diluted (in shares)							61,182,209	35,998,001
Basic weighted average common shares outstanding (in shares)	71,785,448	61,180,365	[1]	70,309,078	58,297,202	[1]	61,182,209	35,998,001
Diluted weighted average common shares outstanding (in shares)	71,785,448	61,180,365	[1]	70,309,078	58,297,202	[1]	61,182,209	35,998,001

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")